NVIT BlackRock Managed Global Allocation Fund Annual Fund Operating Expenses - NVIT BlackRock Managed Global Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027April 30, 2027
Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.70%
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.84%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.15%

[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.59% of the management fee until the earlier of (i) April 30, 2027 or (ii) the Fund ceases to operate as a “fund-of-funds.” The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.25% of the Distribution and/or Service (12b-1) Fees for Class II shares until April 30, 2027. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.